Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	May 23, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income [Abstract]
Net income (loss)	$ 556,334	$ 1,673,458	$ 2,229,792	$ 1,967,610	$ (131,735)
Items that are or may be subsequently reclassified to statement of income:
Gain (loss) on foreign currency translation adjustments			931,725	(2,370,400)	740,566
Gain (loss) on cash flow hedge			(8,431)	796	6,873
Deferred income tax on gain (loss) on cash flow hedge			1,408	(202)	(1,744)
Other fair value adjustments through other comprehensive income			(25)	(2,786)	(13,143)
Items that will not be reclassified to statement of income:
Gains associated with pension and other postretirement benefit obligations			865	18,272	11,181
Income tax on gain associated with pension and other postretirement benefit obligations			(169)	(4,636)	(2,837)
Total other comprehensive income (loss)			925,373	(2,358,956)	740,896
Comprehensive Income (loss)	1,133,760	2,021,405	3,155,165	(391,346)	609,161
Total comprehensive income attributable to:
Company shareholders			3,091,844	(756,387)	567,326
Non-controlling interest			63,321	365,041	41,835
Total comprehensive income attributable	$ 1,133,760	$ 2,021,405	$ 3,155,165	$ (391,346)	$ 609,161